DERIVATIVES AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of Interest Rate Risk Effective and Repricing Analysis
The following table sets out all interest-earning financial assets and interest bearing financial liabilities held by the Group at December 31, indicating their effective interest rates and the period in which they re-price:

As at December 31, 2018	Note	Effective interest rate	Total US$’000	6 mths or less US$’000	6 –12 mths US$’000	1-2 years US$’000	2-5 years US$’000	> 5 years US$’000
Cash and cash equivalents	18	1.8%	30,277	30,277	—	—	—	—
Short-term investments	19	—	—	—	—	—	—	—
Finance lease receivable	17	4.0%	835	191	168	238	238	—
Licence payments	22	3.0%	(1,207)	(1,207)	—	—	—	—
Finance lease payable	25	4.8%	(962)	(217)	(219)	(252)	(274)	—
Exchangeable note	24	4.8%	(81,382)	—	—	—	—	(81,382)

Total			(52,439)	29,044	(51)	(14)	(36)	(81,382)

As at December 31, 2017	Note	Effective interest rate	Total US$’000	6 mths or less US$’000	6 –12 mths US$’000	1-2 years US$’000	2-5 years US$’000	> 5 years US$’000
Cash and cash equivalents	18	1.4%	23,564	23,564	—	—	—	—
Short-term investments	19	1.4%	34,043	—	34,043	—	—	—
Finance lease receivable	17	4.0%	1,185	267	233	333	352	—
Licence payments	22	3.0%	(1,112)	(1,112)	—	—	—	—
Finance lease payable	25	4.6%	(886)	(176)	(178)	(364)	(168)	—
Exchangeable note	24	4.8%	(92,955)	—	—	—	—	(92,955)

Total			(36,161)	22,543	34,098	(31)	184	(92,955)

Schedule of Interest Rate Profile of Financial Assets/Liabilities
The interest rate profile of financial assets/liabilities of the Group was as follows:

	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Fixed rate instruments
Fixed rate financial liabilities (licence fees)	(1,207)	(1,112)
Fixed rate financial liabilities (exchangeable note)	(81,382)	(92,955)
Fixed rate financial liabilities (finance lease payables)	(962)	(886)
Financial assets (short-term deposits and short-term investments)	23,423	48,046
Financial assets (finance lease receivables)	835	1,185
Variable rate instruments
Financial assets (cash)	6,854	9,561

	(52,439)	(36,161)

Schedule of Liquidity Risk Estimated Interest Payments of Maturities
The following are the contractual maturities of financial liabilities, including estimated interest payments:

As at December 31, 2018 US$’000	Carrying amount US$’000	Contractual cash flows US$’000	6 mths or less US$’000	6 mths – 12 mths US$’000	1-2 years US$’000	2-5 years US$’000	>5 years US$’000
Financial liabilities
Trade & other payables	16,908	16,908	16,908	—	—	—	—
Exchangeable notes	81,382	99,900	—	—	—	—	99,900
Exchangeable note interest	999	105,894	1,998	1,998	3,996	11,988	85,914

	99,289	222,702	18,906	1,998	3,996	11,988	185,814

As at December 31, 2017 US$’000	Carrying amount US$’000	Contractual cash flows US$’000	6 mths or less US$’000	6 mths – 12 mths US$’000	1-2 years US$’000	2-5 years US$’000	>5 years US$’000
Financial liabilities
Trade & other payables	20,515	20,515	20,515	—	—	—	—
Exchangeable notes	92,955	115,000	—	—	—	—	115,000
Exchangeable note interest	1,150	126,500	2,300	2,300	4,600	13,800	103,500

	114,620	262,015	22,815	2,300	4,600	13,800	218,500

Schedule of Foreign Currency Risk Short Term Financial Assets and Liabilities
Foreign currency short term financial assets and liabilities which expose the Group to currency risk are disclosed below. The amounts shown are those reported to key management translated into US Dollars at the closing rate:

As at December 31, 2018	EUR	GBP	SEK	CAD	BRL	Other
	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Cash	81	122	9	2,512	322	6
Trade and other receivable	894	113	38	430	2,065	6
Trade and other payables	(1,995)	(51)	(146)	(103)	(1,621)	(2)

Total exposure	(1,020)	184	(99)	2,839	766	10

As at December 31, 2017	EUR	GBP	SEK	CAD	BRL	Other
	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Cash	235	443	5	2,107	443	16
Trade and other receivable	1,396	101	—	298	1,958	6
Trade and other payables	(1,936)	(16)	(239)	(86)	(2,235)	—

Total exposure	(305)	528	(234)	2,319	166	22

Schedule of Sensitivity Analysis
A 10% strengthening of the US Dollar against the Euro at December 31, 2018 would have increased profit and other equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Profit or loss US$’000
December 31, 2018
Euro	1,818

December 31, 2017
Euro	2,158

A 10% weakening of the US Dollar against the Euro at December 31, 2018 would have decreased profit and other equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Profit or loss US$’000
December 31, 2018
Euro	(2,222)

December 31, 2017
Euro	(2,637)

Schedule of Maximum Credit Exposure of Financial Assets
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk is as follows:

	Carrying ValueDecember 31, 2018US$’000	Carrying ValueDecember 31, 2017US$’000
Third party trade receivables (Note 17)	21,318	17,242
Finance lease income receivable (Note 17)	835	1,185
Cash & cash equivalents (Note 18)	30,277	23,564
Short-term investments (Note 19)	—	34,043

	52,430	76,034

Schedule of Exposure of Trade Receivables by Geographic Location
The maximum exposure to credit risk for trade receivables and finance lease income receivable by geographic location is as follows:

	Carrying Value December 31, 2018 US$’000	Carrying Value December 31, 2017 US$’000
United States	10,049	8,682
Euro-zone countries	1,502	1,789
United Kingdom	132	185
Other European countries	84	21
Other regions	10,963	7,750

	22,730	18,427

Schedule of Exposure of Trade Receivables by Customer
The maximum exposure to credit risk for trade receivables and finance lease income receivable by type of customer is as follows:

	Carrying ValueDecember 31, 2018US$’000	Carrying Value December 31, 2017 US$’000
End-user customers	9,830	8,200
Distributors	11,860	10,003
Non-governmental organisations	1,040	224

	22,730	18,427

Schedule of Ageing of Trade Receivables
The ageing of trade receivables at December 31, 2018 is as follows:

	Gross	Impairment	Expected Credit Loss Rate	Gross	Impairment	Expected Credit Loss Rate
	2018	2018	2018	2017	2017	2017
	US$’000	US$’000%		US$’000	US$’000%
Not past due	14,494	4	—	10,770	—	—
Past due 0-30 days	3,761	17	0.5%	3,190	31	1.0%
Past due 31-120 days	3,438	36	1.0%	1,906	50	2.6%
Greater than 120 days	4,404	4,145	94.1%	4,966	3,509	70.7%

	26,097	4,202	—	20,832	3,590	—

Schedule of Movement in Allowance for Impairment of Trade Receivables
The movement in the allowance for impairment in respect of trade receivables during the year was as follows:

	2018	2017	2016
	US$’000	US$’000	US$’000
Balance at January 1	3,590	3,171	2,812
Charged to costs and expenses	682	662	415
Amounts written off during the year	(70)	(243)	(56)

Balance at December 31	4,202	3,590	3,171

Schedule of Fair Values of Financial Assets/Liabilities
The table below sets out the Group’s classification of each class of financial assets/liabilities, their fair values and under which valuation method they are valued:

		Level 1	Level 2	Total carrying amount	Fair Value
	Note	US$’000	US$’000	US$’000	US$’000
December 31, 2018
Loans and receivables
Trade receivables	17	21,318	—	21,318	21,318
Cash and cash equivalents	18	30,277	—	30,277	30,277
Finance lease receivable	15,17	835	—	835	835

		52,430	—	52,430	52,430

Liabilities at amortised cost
Exchangeable note	24	—	(81,382)	(81,382)	(81,382)
Finance lease payable	25	(962)	—	(962)	(962)
Trade and other payables (excluding deferred income)	22	(16,596)	—	(16,596)	(16,596)
Provisions	23	(50)	—	(50)	(50)

		(17,608)	(81,382)	(98,990)	(98,990)

Fair value through profit and loss (FVPL)
Exchangeable note bond call option	24	—	—	—	—
Exchangeable note equity conversion option	24	—	(238)	(238)	(238)
Exchangeable note bond put option	24	—	—	—	—

		—	(238)	(238)	(238)

		34,822	(81,620)	(46,798)	(46,798)

For financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2: valuation techniques for which the lowest level of inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly

Level 3: valuation techniques for which the lowest level of inputs that have a significant effect on the recorded fair value are not based on observable market data

		Level 1	Level 2	Total carrying amount	Fair Value
	Note	US$’000	US$’000	US$’000	US$’000
December 31, 2017
Loans and receivables
Trade receivables	17	17,242	—	17,242	17,242
Cash and cash equivalents	18	23,564	—	23,564	23,564
Short-term investments	19	34,043	—	34,043	34,043
Finance lease receivable	15,17	1,185	—	1,185	1,185

		76,034	—	76,034	76,034

Liabilities at amortised cost
Exchangeable note	24	—	(92,955)	(92,955)	(92,955)
Finance lease payable	25	(886)	—	(886)	(886)
Trade and other payables (excluding deferred income)	22	(20,237)	—	(20,237)	(20,237)
Provisions	23	(50)	—	(50)	(50)

		(21,173)	(92,955)	(114,128)	(114,128)

Fair value through profit and loss (FVPL)
Exchangeable note bond call option	24	—	360	360	360
Exchangeable note equity conversion option	24	—	(440)	(440)	(440)
Exchangeable note bond put option	24	—	(1,790)	(1,790)	(1,790)

		—	(1,870)	(1,870)	(1,870)

		54,861	(94,825)	(39,964)	(39,964)